Description of Business (Details) $ in Thousands	6 Months Ended	11 Months Ended
	Jun. 30, 2016	Nov. 30, 2014 USD ($) shares	Dec. 31, 2014 USD ($)	Nov. 18, 2014
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Entity incorporation date of incorporation	Oct. 13, 2014
Initial public offering date	November 18, 2014
Subordinated Unitholders
Units exchanged | shares		9,342,692
Common Unitholders
Units exchanged | shares		1,242,692
General Partner Units
Units exchanged | shares		381,334
General partner interest in Navios Midstream		2.00%
Line Of Credit
Line Of Credit | $			$ 126,000
VLCC
Number Of Vessels	6
Initial Public Offering
Navios Midstream IPO net proceeds | $		$ 110,403
Proceeds from $ 126,000 credit facility | $		$ 104,451
Number Of Vessels				4
Navios Acquisition
General partner interest in Navios Midstream	2.00%
Limited partner interest in Navios Midstream	60.85%	55.50%
Navios Acquisition | Subordinated Unitholders
Limited partner interest in Navios Midstream	2.00%	49.00%
Navios Acquisition | Common Unitholders
Limited partner interest in Navios Midstream		6.50%
Navios Acquisition | Share purchase agreement
Number Of Vessels	7